Prepaid Expenses and Other Current Assets	12 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]

Note 7 – Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets consist of the following at September 30, 2014 and 2013:

Prepaid Assets	2014	2013
Consulting Services	$28,645	$48,041
Insurances	8,610	14,733
Deposits	33,814	33,814
Advanced Payments on Manufactured Product	81,997	-
Other	35,167	11,954
Total	$188,233	$108,542

The prepaid consulting services are related to various investor relations and marketing agreements for services related to various business and related matters.